Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Central Fund

December 31, 2020

TP1-QTLY-0221
1.811341.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.5%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.55% 12/1/33 (a)	$53,719,000	$55,238,189
3.8% 12/1/57 (a)	88,627,000	92,048,204
4.3% 2/15/30	13,106,000	15,655,379
4.45% 4/1/24	2,179,000	2,433,133
4.75% 5/15/46	10,000,000	12,383,742
4.9% 6/15/42	5,000,000	6,219,454
6.2% 3/15/40	7,609,000	10,709,821
Verizon Communications, Inc.:
2.987% 10/30/56 (a)	65,611,000	65,905,894
3% 3/22/27	5,629,000	6,233,013
3.15% 3/22/30	9,123,000	10,221,562
4.862% 8/21/46	27,196,000	36,695,558
5.012% 4/15/49	3,772,000	5,223,531
		318,967,480
Entertainment - 0.2%
NBCUniversal, Inc. 5.95% 4/1/41	6,541,000	9,971,787
The Walt Disney Co.:
3.6% 1/13/51	25,350,000	30,711,625
3.8% 5/13/60	25,000,000	31,693,842
		72,377,254
Media - 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	28,212,000	29,741,489
4.908% 7/23/25	18,965,000	22,034,512
5.375% 5/1/47	71,848,000	89,541,278
5.75% 4/1/48	11,687,000	15,269,053
6.484% 10/23/45	9,303,000	13,182,209
Comcast Corp.:
3.1% 4/1/25	2,517,000	2,769,214
3.3% 4/1/27	6,795,000	7,727,931
3.4% 4/1/30	6,970,000	8,034,191
3.75% 4/1/40	2,448,000	2,941,383
3.9% 3/1/38	5,001,000	6,112,040
4.65% 7/15/42	11,795,000	15,958,437
Discovery Communications LLC:
3.625% 5/15/30	14,753,000	16,890,818
4.65% 5/15/50	39,956,000	49,890,804
Fox Corp.:
3.666% 1/25/22	3,564,000	3,688,434
4.03% 1/25/24	6,266,000	6,900,079
4.709% 1/25/29	9,069,000	10,998,522
5.476% 1/25/39	8,943,000	12,249,055
5.576% 1/25/49	5,934,000	8,660,091
Time Warner Cable LLC:
4% 9/1/21	38,439,000	38,984,464
4.5% 9/15/42	19,701,000	23,053,557
5.5% 9/1/41	8,397,000	10,775,078
5.875% 11/15/40	7,566,000	10,086,335
6.55% 5/1/37	73,937,000	101,386,033
6.75% 6/15/39	10,675,000	15,175,148
7.3% 7/1/38	16,247,000	24,050,542
		546,100,697
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	25,540,000	29,084,952
3.875% 4/15/30 (a)	36,970,000	42,811,630
4.375% 4/15/40 (a)	5,513,000	6,727,900
4.5% 4/15/50 (a)	10,830,000	13,357,560
		91,982,042

TOTAL COMMUNICATION SERVICES		1,029,427,473

CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.4%
General Motors Financial Co., Inc.:
3.45% 4/10/22	1,250,000	1,285,380
4% 1/15/25	14,536,000	16,003,590
4.2% 3/1/21	11,460,000	11,488,180
4.25% 5/15/23	9,840,000	10,604,633
4.375% 9/25/21	47,623,000	48,908,579
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	24,305,000	25,072,320
3.125% 5/12/23 (a)	21,172,000	22,360,288
		135,722,970
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	249,000	271,617
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	2,498,000	2,781,135
3.5% 7/1/27	7,113,000	8,156,305
3.6% 7/1/30	8,445,000	9,892,677
4.2% 4/1/50	4,263,000	5,470,774
		26,300,891
Household Durables - 0.1%
D.R. Horton, Inc. 2.6% 10/15/25	34,514,000	37,219,678
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	8,678,000	9,011,653
3% 11/19/24	19,745,000	21,376,188
		30,387,841
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	3,310,000	3,981,019
AutoZone, Inc.:
3.625% 4/15/25	4,758,000	5,328,728
4% 4/15/30	22,128,000	26,201,780
Lowe's Companies, Inc. 4.5% 4/15/30	16,112,000	20,045,496
O'Reilly Automotive, Inc. 4.2% 4/1/30	4,968,000	5,981,562
The Home Depot, Inc.:
2.5% 4/15/27	3,139,000	3,443,317
3.9% 12/6/28	15,000,000	18,039,854
TJX Companies, Inc.:
3.5% 4/15/25	7,805,000	8,712,563
3.75% 4/15/27	18,177,000	21,012,800
		112,747,119
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.75% 3/27/27	6,632,000	7,335,609
2.85% 3/27/30	19,500,000	22,079,169
3.25% 3/27/40	10,105,000	11,737,530
		41,152,308

TOTAL CONSUMER DISCRETIONARY		383,802,424

CONSUMER STAPLES - 2.8%
Beverages - 1.9%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	37,610,000	42,578,348
4.7% 2/1/36	46,768,000	58,769,393
4.9% 2/1/46	50,530,000	64,833,182
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	10,000,000	11,577,503
4.35% 6/1/40	10,000,000	12,253,382
4.5% 6/1/50	12,500,000	15,728,449
4.6% 6/1/60	10,000,000	12,767,635
4.75% 4/15/58	26,711,000	34,887,318
5.45% 1/23/39	23,200,000	31,322,759
5.55% 1/23/49	54,331,000	77,112,062
5.8% 1/23/59 (Reg. S)	55,947,000	85,962,812
Molson Coors Beverage Co.:
3% 7/15/26	48,345,000	52,691,894
5% 5/1/42	3,080,000	3,849,335
PepsiCo, Inc.:
2.625% 3/19/27	2,862,000	3,147,658
2.75% 3/19/30	18,600,000	20,815,045
The Coca-Cola Co.:
3.375% 3/25/27	24,531,000	28,124,555
3.45% 3/25/30	14,988,000	17,657,194
		574,078,524
Food & Staples Retailing - 0.2%
Sysco Corp.:
3.25% 7/15/27	11,011,000	12,249,209
6.6% 4/1/50	25,587,000	39,347,497
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	10,010,000	10,218,087
		61,814,793
Food Products - 0.1%
Archer Daniels Midland Co.:
2.75% 3/27/25	4,168,000	4,532,317
3.25% 3/27/30	6,931,000	8,011,425
General Mills, Inc. 2.875% 4/15/30	3,013,000	3,339,010
		15,882,752
Household Products - 0.0%
Kimberly-Clark Corp. 3.1% 3/26/30	1,764,000	2,030,315
Tobacco - 0.6%
Altria Group, Inc.:
3.875% 9/16/46	9,710,000	10,240,302
4% 1/31/24	11,015,000	12,096,109
4.25% 8/9/42	11,157,000	12,451,045
4.5% 5/2/43	7,481,000	8,559,028
4.8% 2/14/29	11,054,000	13,255,021
5.375% 1/31/44	13,496,000	17,225,021
5.95% 2/14/49	7,300,000	10,211,389
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	23,504,000	24,504,216
4.25% 7/21/25 (a)	28,144,000	31,690,273
Reynolds American, Inc.:
5.85% 8/15/45	17,970,000	22,947,370
6.15% 9/15/43	14,500,000	18,736,017
7.25% 6/15/37	7,978,000	11,076,751
		192,992,542

TOTAL CONSUMER STAPLES		846,798,926

ENERGY - 5.1%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	519,000	581,951
4.85% 11/15/35	7,402,000	8,632,194
		9,214,145
Oil, Gas & Consumable Fuels - 5.1%
Canadian Natural Resources Ltd. 3.8% 4/15/24	619,000	674,054
Columbia Pipeline Group, Inc. 4.5% 6/1/25	6,628,000	7,621,023
DCP Midstream Operating LP:
3.875% 3/15/23	14,468,000	14,902,040
4.75% 9/30/21 (a)	18,047,000	18,317,705
4.95% 4/1/22	2,315,000	2,384,450
5.6% 4/1/44	13,506,000	13,927,657
6.45% 11/3/36 (a)	10,621,000	11,364,470
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	10,510,000	11,570,853
Enable Midstream Partners LP 3.9% 5/15/24 (b)	6,444,000	6,588,352
Enbridge Energy Partners LP 4.2% 9/15/21	15,961,000	16,229,128
Enbridge, Inc.:
4% 10/1/23	13,445,000	14,623,423
4.25% 12/1/26	8,321,000	9,732,193
Energy Transfer Partners LP:
3.75% 5/15/30	10,391,000	11,202,496
4.2% 9/15/23	5,509,000	5,937,357
4.25% 3/15/23	4,861,000	5,165,251
4.5% 4/15/24	6,244,000	6,827,961
4.95% 6/15/28	18,799,000	21,659,135
5% 5/15/50	23,229,000	25,116,004
5.25% 4/15/29	10,158,000	11,854,786
5.8% 6/15/38	10,481,000	12,027,484
6% 6/15/48	26,826,000	31,882,974
6.25% 4/15/49	7,637,000	9,224,448
Enterprise Products Operating LP:
3.7% 2/15/26	8,600,000	9,739,186
3.75% 2/15/25	285,000	319,048
Hess Corp.:
4.3% 4/1/27	3,892,000	4,289,305
7.125% 3/15/33	4,791,000	6,253,118
7.3% 8/15/31	6,610,000	8,643,749
7.875% 10/1/29	20,178,000	26,513,226
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	3,293,000	3,293,000
5% 10/1/21	12,349,000	12,615,712
6.55% 9/15/40	1,645,000	2,146,930
Kinder Morgan, Inc. 5% 2/15/21 (a)	4,125,000	4,137,174
Marathon Petroleum Corp. 5.125% 3/1/21	10,521,000	10,595,413
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3304% 9/9/22 (b)(c)	10,993,000	10,994,864
4.5% 7/15/23	9,347,000	10,179,969
4.8% 2/15/29	5,370,000	6,486,833
4.875% 12/1/24	12,572,000	14,425,096
5.5% 2/15/49	16,108,000	21,178,402
Newfield Exploration Co. 5.625% 7/1/24	28,150,000	30,211,713
Occidental Petroleum Corp.:
2.9% 8/15/24	21,478,000	20,672,575
3.2% 8/15/26	2,889,000	2,701,215
3.5% 8/15/29	9,098,000	8,326,217
4.3% 8/15/39	1,326,000	1,115,365
4.4% 8/15/49	1,327,000	1,118,396
5.55% 3/15/26	26,200,000	27,351,228
6.2% 3/15/40	7,169,000	7,115,233
6.45% 9/15/36	15,883,000	16,629,501
6.6% 3/15/46	28,439,000	28,865,585
7.5% 5/1/31	29,749,000	33,170,135
Ovintiv, Inc.:
5.15% 11/15/41	5,000,000	4,729,182
8.125% 9/15/30	13,383,000	16,334,880
Petrobras Global Finance BV:
5.093% 1/15/30	22,093,000	24,633,695
7.25% 3/17/44	76,243,000	98,329,644
Petroleos Mexicanos:
4.5% 1/23/26	24,688,000	24,675,656
5.35% 2/12/28	3,500,000	3,456,250
5.95% 1/28/31	7,064,000	7,046,340
6.35% 2/12/48	14,404,000	12,941,094
6.49% 1/23/27	37,360,000	39,414,800
6.5% 3/13/27	21,300,000	22,507,497
6.75% 9/21/47	102,130,000	95,746,875
6.84% 1/23/30	77,731,000	80,917,971
6.95% 1/28/60	18,760,000	17,609,074
7.69% 1/23/50	117,141,000	118,107,413
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	5,964,000	6,238,245
3.6% 11/1/24	6,641,000	7,076,608
3.65% 6/1/22	9,399,000	9,677,693
3.8% 9/15/30	15,976,000	17,165,907
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	8,880,000	9,284,103
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	33,855,000	40,107,642
Shell International Finance BV 4.375% 5/11/45	6,392,000	8,408,957
Southeast Supply Header LLC 4.25% 6/15/24 (a)	10,683,000	10,642,939
Southwestern Energy Co. 6.45% 1/23/25 (b)	8,426,000	8,763,040
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	6,651,000	7,491,264
The Williams Companies, Inc.:
3.5% 11/15/30	36,437,000	41,245,480
3.7% 1/15/23	26,582,000	28,157,676
3.9% 1/15/25	4,336,000	4,806,720
4.3% 3/4/24	20,381,000	22,480,196
4.5% 11/15/23	6,265,000	6,906,612
4.55% 6/24/24	70,596,000	79,010,461
Western Gas Partners LP:
3.95% 6/1/25	3,918,000	3,996,360
4.5% 3/1/28	3,100,000	3,213,150
4.65% 7/1/26	9,376,000	9,839,081
4.75% 8/15/28	5,504,000	5,724,160
5.375% 6/1/21	50,383,000	50,634,915
		1,545,243,012

TOTAL ENERGY		1,554,457,157

FINANCIALS - 21.0%
Banks - 8.6%
Bank of America Corp.:
3.004% 12/20/23 (b)	156,071,000	164,342,991
3.3% 1/11/23	32,511,000	34,466,683
3.419% 12/20/28 (b)	23,187,000	26,216,472
3.5% 4/19/26	34,343,000	38,912,749
3.705% 4/24/28 (b)	58,915,000	67,046,907
3.864% 7/23/24 (b)	46,066,000	49,941,567
3.95% 4/21/25	19,377,000	21,842,500
4.183% 11/25/27	22,749,000	26,384,052
4.2% 8/26/24	24,032,000	26,958,902
4.25% 10/22/26	20,189,000	23,676,030
4.271% 7/23/29 (b)	2,000,000	2,380,449
4.45% 3/3/26	3,182,000	3,708,250
Barclays PLC:
2.852% 5/7/26 (b)	34,514,000	37,058,659
3.25% 1/12/21	9,440,000	9,445,094
4.375% 1/12/26	28,767,000	33,149,406
5.088% 6/20/30 (b)	35,020,000	41,989,745
5.2% 5/12/26	11,811,000	13,732,886
BB&T Corp. 3.95% 3/22/22	3,300,000	3,434,447
BNP Paribas SA 2.219% 6/9/26 (a)(b)	32,804,000	34,326,717
CIT Group, Inc. 3.929% 6/19/24 (b)	5,620,000	5,943,150
Citigroup, Inc.:
2.7% 10/27/22	88,772,000	92,321,371
3.142% 1/24/23 (b)	35,705,000	36,714,236
3.352% 4/24/25 (b)	23,697,000	25,758,893
3.875% 3/26/25	35,450,000	39,565,659
4.05% 7/30/22	34,759,000	36,755,114
4.3% 11/20/26	52,072,000	60,713,140
4.4% 6/10/25	11,010,000	12,588,998
4.412% 3/31/31 (b)	45,100,000	54,650,528
4.45% 9/29/27	69,500,000	81,940,734
5.5% 9/13/25	42,579,000	51,170,447
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	35,537,000	37,570,261
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	12,091,000	13,276,673
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	35,920,000	37,937,055
Discover Bank 4.2% 8/8/23	259,000	283,146
Fifth Third Bancorp:
3.5% 3/15/22	1,167,000	1,207,480
8.25% 3/1/38	2,070,000	3,500,851
HSBC Holdings PLC:
2.099% 6/4/26 (b)	25,000,000	25,973,284
4.25% 3/14/24	10,444,000	11,523,753
4.95% 3/31/30	6,013,000	7,523,051
5.25% 3/14/44	2,847,000	3,972,517
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	21,002,000	22,977,825
5.71% 1/15/26 (a)	35,725,000	40,880,268
JPMorgan Chase & Co.:
2.95% 10/1/26	63,807,000	70,772,800
2.956% 5/13/31 (b)	18,323,000	20,086,325
3.797% 7/23/24 (b)	12,224,000	13,266,959
3.875% 9/10/24	90,088,000	100,857,406
4.125% 12/15/26	146,208,000	170,976,929
4.203% 7/23/29 (b)	3,000,000	3,585,190
4.452% 12/5/29 (b)	46,000,000	56,099,271
KeyCorp 5.1% 3/24/21	1,147,000	1,159,021
NatWest Markets PLC 2.375% 5/21/23 (a)	37,687,000	39,202,329
Rabobank Nederland 4.375% 8/4/25	36,518,000	41,668,666
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	20,149,000	21,860,299
5.125% 5/28/24	125,085,000	141,320,051
6% 12/19/23	108,056,000	123,476,438
6.1% 6/10/23	49,671,000	55,672,736
6.125% 12/15/22	88,078,000	96,862,463
Societe Generale 1.488% 12/14/26 (a)(b)	40,199,000	40,518,301
Synchrony Bank 3% 6/15/22	12,252,000	12,651,102
UniCredit SpA 6.572% 1/14/22 (a)	27,546,000	29,027,849
Wells Fargo & Co.:
2.406% 10/30/25 (b)	19,840,000	20,974,521
4.478% 4/4/31 (b)	60,800,000	74,292,736
5.013% 4/4/51 (b)	88,716,000	126,016,539
Westpac Banking Corp. 4.11% 7/24/34 (b)	17,722,000	20,265,343
		2,644,376,214
Capital Markets - 5.8%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	27,065,000	30,080,394
4.25% 2/15/24	10,069,000	11,101,201
Ares Capital Corp.:
3.875% 1/15/26	54,729,000	59,290,478
4.2% 6/10/24	42,554,000	45,927,397
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	48,618,000	51,150,745
3.75% 3/26/25	24,390,000	27,072,862
3.8% 6/9/23	43,060,000	46,372,330
3.869% 1/12/29 (a)(b)	9,005,000	10,194,857
4.194% 4/1/31 (a)(b)	40,079,000	47,117,469
4.55% 4/17/26	5,038,000	5,925,840
Deutsche Bank AG 4.5% 4/1/25	67,655,000	73,393,801
Deutsche Bank AG New York Branch:
3.15% 1/22/21	15,915,000	15,932,651
3.3% 11/16/22	46,720,000	48,719,640
5% 2/14/22	44,782,000	46,819,817
GE Capital Funding LLC 4.4% 5/15/30 (a)	25,000,000	29,455,694
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	253,904,000	259,052,566
3.2% 2/23/23	59,200,000	62,548,503
3.691% 6/5/28 (b)	21,000,000	24,206,655
3.75% 2/25/26	15,000,000	17,035,500
3.8% 3/15/30	67,720,000	79,642,335
4.25% 10/21/25	22,692,000	26,020,659
4.411% 4/23/39 (b)	3,000,000	3,830,409
5.15% 5/22/45	9,000,000	12,565,183
6.75% 10/1/37	30,816,000	47,101,543
Intercontinental Exchange, Inc. 3.75% 12/1/25	4,530,000	5,130,466
Moody's Corp.:
3.25% 1/15/28	10,681,000	12,014,624
3.25% 5/20/50	9,704,000	10,750,560
3.75% 3/24/25	21,924,000	24,615,858
4.875% 2/15/24	10,030,000	11,292,620
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1458% 7/22/22 (b)(c)	7,556,000	7,588,418
3.125% 1/23/23	122,810,000	129,603,085
3.125% 7/27/26	24,646,000	27,598,882
3.622% 4/1/31 (b)	41,803,000	48,543,987
3.7% 10/23/24	15,967,000	17,775,705
3.737% 4/24/24 (b)	90,600,000	97,478,740
4.1% 5/22/23	4,810,000	5,219,942
4.431% 1/23/30 (b)	54,318,000	66,190,050
4.875% 11/1/22	43,855,000	47,244,974
5% 11/24/25	102,478,000	122,537,718
5.75% 1/25/21	13,609,000	13,649,609
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	25,500,000	28,269,667
State Street Corp.:
2.825% 3/30/23 (b)	2,834,000	2,924,798
2.901% 3/30/26 (b)	2,660,000	2,897,030
UBS Group AG 4.125% 9/24/25 (a)	17,678,000	20,238,094
		1,782,123,356
Consumer Finance - 3.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	28,486,000	29,616,969
3.3% 1/23/23	13,000,000	13,563,076
3.5% 5/26/22	1,625,000	1,681,019
4.125% 7/3/23	19,471,000	20,852,365
4.45% 4/3/26	15,328,000	17,207,197
4.875% 1/16/24	28,044,000	30,606,731
6.5% 7/15/25	15,770,000	18,848,651
Ally Financial, Inc.:
1.45% 10/2/23	9,655,000	9,855,324
3.05% 6/5/23	41,948,000	44,227,331
5.125% 9/30/24	9,461,000	10,905,161
5.8% 5/1/25	68,233,000	81,008,339
8% 11/1/31	11,577,000	16,984,518
Capital One Financial Corp.:
2.6% 5/11/23	31,704,000	33,233,772
3.65% 5/11/27	57,194,000	65,479,421
3.8% 1/31/28	28,226,000	32,617,139
Discover Financial Services:
3.85% 11/21/22	9,161,000	9,742,567
3.95% 11/6/24	41,289,000	45,841,770
4.1% 2/9/27	7,366,000	8,483,251
4.5% 1/30/26	23,106,000	26,689,315
5.2% 4/27/22	8,179,000	8,665,839
Ford Motor Credit Co. LLC:
4.063% 11/1/24	79,422,000	83,438,371
5.085% 1/7/21	14,684,000	14,684,000
5.584% 3/18/24	30,750,000	33,168,488
5.596% 1/7/22	30,379,000	31,402,165
5.875% 8/2/21	23,012,000	23,552,782
Synchrony Financial:
2.85% 7/25/22	7,279,000	7,516,429
3.75% 8/15/21	19,823,000	20,106,645
3.95% 12/1/27	37,530,000	42,078,278
4.25% 8/15/24	10,674,000	11,792,084
4.375% 3/19/24	24,886,000	27,397,734
5.15% 3/19/29	40,161,000	48,400,087
Toyota Motor Credit Corp.:
2.9% 3/30/23	32,287,000	34,154,311
3% 4/1/25	29,531,000	32,467,872
3.375% 4/1/30	9,583,000	11,205,465
		947,474,466
Diversified Financial Services - 0.8%
Brixmor Operating Partnership LP:
3.25% 9/15/23	20,478,000	21,677,560
3.85% 2/1/25	450,000	492,817
4.05% 7/1/30	22,047,000	25,291,810
4.125% 6/15/26	26,610,000	30,144,077
4.125% 5/15/29	24,028,000	27,626,890
Equitable Holdings, Inc. 3.9% 4/20/23	4,723,000	5,081,112
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	29,300,000	31,955,611
Pine Street Trust I 4.572% 2/15/29 (a)	27,943,000	33,112,248
Pine Street Trust II 5.568% 2/15/49 (a)	29,500,000	38,299,653
Voya Financial, Inc. 3.125% 7/15/24	12,649,000	13,667,911
		227,349,689
Insurance - 2.7%
AFLAC, Inc. 3.6% 4/1/30	9,937,000	11,689,994
AIA Group Ltd.:
3.2% 9/16/40 (a)	15,222,000	15,958,440
3.375% 4/7/30 (a)	30,867,000	34,580,493
American International Group, Inc.:
2.5% 6/30/25	50,600,000	54,383,843
3.3% 3/1/21	8,441,000	8,458,771
3.4% 6/30/30	50,600,000	57,942,160
3.75% 7/10/25	40,830,000	45,863,499
4.875% 6/1/22	23,203,000	24,616,808
Aon PLC 4% 11/27/23	13,880,000	15,149,002
Five Corners Funding Trust II 2.85% 5/15/30 (a)	41,367,000	45,736,015
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (a)	4,626,000	5,529,732
4.25% 6/15/23 (a)	2,019,000	2,196,642
4.569% 2/1/29 (a)	27,600,000	33,897,507
Lincoln National Corp. 3.4% 1/15/31	34,132,000	39,090,835
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	19,688,000	23,959,679
4.75% 3/15/39	9,035,000	12,145,650
4.8% 7/15/21	11,451,000	11,608,649
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	20,812,000	22,924,625
Metropolitan Life Global Funding I:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.5836% 5/28/21 (a)(b)(c)	131,600,000	131,819,679
3% 1/10/23 (a)	223,000	235,080
New York Life Insurance Co. 3.75% 5/15/50 (a)	7,429,000	8,870,713
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (a)	2,000	2,906
Pacific LifeCorp 5.125% 1/30/43 (a)	15,610,000	19,469,823
Progressive Corp. 3.2% 3/26/30	3,815,000	4,391,210
Prudential Financial, Inc. 4.5% 11/16/21	1,461,000	1,513,866
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	11,400,000	13,269,782
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (a)	16,941,000	18,426,838
4.9% 9/15/44 (a)	29,277,000	39,575,678
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	8,401,000	9,466,631
Unum Group:
3.875% 11/5/25	16,863,000	18,680,955
4% 3/15/24	600,000	653,826
4% 6/15/29	21,076,000	23,693,915
4.5% 3/15/25	30,131,000	34,121,550
5.75% 8/15/42	29,395,000	35,651,932
		825,576,728

TOTAL FINANCIALS		6,426,900,453

HEALTH CARE - 2.0%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22	41,088,000	42,374,829
Health Care Providers & Services - 1.1%
Aetna, Inc. 2.75% 11/15/22	52,000	53,926
Centene Corp.:
3.375% 2/15/30	17,480,000	18,390,533
4.25% 12/15/27	19,645,000	20,823,700
4.625% 12/15/29	30,530,000	33,894,711
4.75% 1/15/25	15,625,000	16,034,844
Cigna Corp.:
3.05% 10/15/27	67,800,000	75,925,505
4.375% 10/15/28	29,050,000	35,097,033
4.8% 8/15/38	18,087,000	23,535,950
4.9% 12/15/48	18,071,000	24,809,083
CVS Health Corp.:
3% 8/15/26	2,965,000	3,283,466
3.625% 4/1/27	7,479,000	8,507,657
3.7% 3/9/23	1,686,000	1,804,816
3.875% 7/20/25	20,803,000	23,573,188
HCA Holdings, Inc. 4.75% 5/1/23	1,040,000	1,134,127
Toledo Hospital:
5.325% 11/15/28	9,969,000	11,747,943
6.015% 11/15/48	19,653,000	24,606,395
		323,222,877
Pharmaceuticals - 0.8%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	63,993,000	73,133,704
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	4,786,000	4,893,685
5.272% 8/28/23 (b)	15,106,000	16,503,305
5.9% 8/28/28 (b)	6,362,000	7,507,160
Mylan NV 4.55% 4/15/28	6,911,000	8,212,459
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	4,169,000	4,223,341
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	4,627,000	4,615,433
2.8% 7/21/23	5,108,000	5,057,431
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	29,136,000	29,417,550
3.95% 6/15/26	12,375,000	14,155,371
Viatris, Inc.:
1.125% 6/22/22 (a)	13,597,000	13,725,098
1.65% 6/22/25 (a)	4,370,000	4,515,919
2.7% 6/22/30 (a)	22,216,000	23,561,141
3.85% 6/22/40 (a)	9,677,000	10,907,505
4% 6/22/50 (a)	16,712,000	19,113,353
Zoetis, Inc. 3.25% 2/1/23	2,327,000	2,447,626
		241,990,081

TOTAL HEALTH CARE		607,587,787

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (a)	9,575,000	10,841,602
The Boeing Co.:
5.805% 5/1/50	12,370,000	17,061,350
5.93% 5/1/60	12,640,000	17,898,743
		45,801,695
Industrial Conglomerates - 0.2%
3M Co.:
2.65% 4/15/25	1,885,000	2,046,930
3.05% 4/15/30	1,519,000	1,725,973
3.7% 4/15/50	1,875,000	2,323,133
General Electric Co.:
3.45% 5/1/27	5,953,000	6,719,365
3.625% 5/1/30	13,841,000	15,810,454
4.35% 5/1/50	17,470,000	21,209,738
		49,835,593
Machinery - 0.1%
Deere & Co.:
2.75% 4/15/25	3,746,000	4,082,006
3.1% 4/15/30	9,897,000	11,326,116
		15,408,122
Professional Services - 0.1%
Leidos, Inc.:
2.95% 5/15/23 (a)	16,357,000	17,209,313
3.625% 5/15/25 (a)	12,349,000	13,807,293
Thomson Reuters Corp. 3.85% 9/29/24	3,021,000	3,316,944
		34,333,550
Road & Rail - 0.0%
CSX Corp. 3.8% 4/15/50	5,875,000	7,252,040
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.25% 1/15/23	6,049,000	6,210,377
3% 9/15/23	4,193,000	4,408,018
3.375% 6/1/21	12,669,000	12,804,056
3.375% 7/1/25	28,656,000	30,810,501
3.75% 2/1/22	22,536,000	23,137,507
3.875% 4/1/21	15,195,000	15,271,283
3.875% 7/3/23	1,190,000	1,270,574
4.25% 2/1/24	28,366,000	30,779,745
4.25% 9/15/24	16,843,000	18,449,854
		143,141,915
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	7,614,000	7,778,635
3.95% 7/1/24 (a)	10,113,000	10,679,455
4.375% 5/1/26 (a)	12,292,000	13,312,333
5.25% 5/15/24 (a)	21,769,000	23,673,092
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,756,000	3,145,285
		58,588,800

TOTAL INDUSTRIALS		354,361,715

INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	22,400,000	24,773,431
5.85% 7/15/25 (a)	5,417,000	6,505,945
6.02% 6/15/26 (a)	7,709,000	9,410,561
6.1% 7/15/27 (a)	9,944,000	12,355,756
6.2% 7/15/30 (a)	8,607,000	11,182,998
		64,228,691
IT Services - 0.0%
MasterCard, Inc.:
3.3% 3/26/27	3,028,000	3,453,262
3.35% 3/26/30	4,213,000	4,915,156
		8,368,418
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc. 2.497% 4/24/23	30,060,000	31,321,182
NVIDIA Corp.:
2.85% 4/1/30	8,300,000	9,331,999
3.5% 4/1/50	17,971,000	21,759,785
		62,412,966
Software - 0.6%
Oracle Corp.:
2.5% 4/1/25	24,552,000	26,361,421
2.8% 4/1/27	24,552,000	27,067,280
2.95% 4/1/30	24,600,000	27,491,596
3.6% 4/1/40	24,550,000	28,727,064
3.6% 4/1/50	24,550,000	28,617,542
3.85% 4/1/60	24,600,000	30,186,467
		168,451,370
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	7,460,000	7,923,618

TOTAL INFORMATION TECHNOLOGY		311,385,063

MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co. 4.55% 11/30/25	13,459,000	15,744,856
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	7,498,000	8,371,986
4.5% 8/1/47 (a)	7,610,000	9,324,628
		17,696,614

TOTAL MATERIALS		33,441,470

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	17,745,000	22,569,836
Boston Properties, Inc.:
3.25% 1/30/31	16,564,000	18,251,810
3.85% 2/1/23	432,000	459,569
4.5% 12/1/28	18,628,000	22,270,084
Corporate Office Properties LP:
2.25% 3/15/26	7,272,000	7,579,178
3.6% 5/15/23	5,166,000	5,468,938
5% 7/1/25	16,822,000	19,186,440
5.25% 2/15/24	3,576,000	3,951,359
Duke Realty LP:
3.25% 6/30/26	2,124,000	2,378,649
3.625% 4/15/23	6,176,000	6,547,137
3.75% 12/1/24	4,721,000	5,212,615
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	6,066,000	6,622,661
3.5% 8/1/26	6,318,000	7,153,090
Healthpeak Properties, Inc.:
3.25% 7/15/26	2,733,000	3,084,378
3.4% 2/1/25	15,000,000	16,566,766
3.5% 7/15/29	3,125,000	3,543,091
3.875% 8/15/24	24,000,000	26,547,047
Highwoods/Forsyth LP 3.2% 6/15/21	1,530,000	1,540,653
Hudson Pacific Properties LP 4.65% 4/1/29	37,205,000	43,440,780
Lexington Corporate Properties Trust:
2.7% 9/15/30	7,890,000	8,208,776
4.4% 6/15/24	8,117,000	8,829,006
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	14,471,000	15,200,987
3.625% 10/1/29	26,970,000	28,626,973
4.375% 8/1/23	34,232,000	37,018,889
4.5% 1/15/25	12,446,000	13,623,352
4.5% 4/1/27	86,567,000	97,389,295
4.75% 1/15/28	28,933,000	32,959,535
4.95% 4/1/24	6,427,000	6,995,730
5.25% 1/15/26	28,200,000	32,231,375
Prologis LP 3.25% 10/1/26	5,521,000	6,232,071
Realty Income Corp. 3.25% 1/15/31	4,502,000	5,100,692
Regency Centers LP 3.7% 6/15/30	25,000,000	28,307,262
Retail Opportunity Investments Partnership LP:
4% 12/15/24	4,615,000	4,832,827
5% 12/15/23	3,475,000	3,726,609
Retail Properties America, Inc.:
4% 3/15/25	27,373,000	28,024,355
4.75% 9/15/30	42,235,000	44,819,075
SITE Centers Corp.:
3.625% 2/1/25	10,990,000	11,413,377
4.25% 2/1/26	15,247,000	16,458,841
Store Capital Corp.:
2.75% 11/18/30	8,515,000	8,654,730
4.625% 3/15/29	8,847,000	10,258,545
Ventas Realty LP:
3% 1/15/30	35,454,000	38,128,390
3.125% 6/15/23	6,476,000	6,842,002
3.5% 2/1/25	7,488,000	8,245,029
3.75% 5/1/24	7,900,000	8,611,157
4% 3/1/28	10,351,000	11,803,561
4.125% 1/15/26	7,649,000	8,796,834
4.375% 2/1/45	3,802,000	4,237,575
4.75% 11/15/30	41,973,000	51,210,950
VEREIT Operating Partnership LP:
2.2% 6/15/28	3,445,000	3,520,983
2.85% 12/15/32	4,238,000	4,428,528
3.4% 1/15/28	7,083,000	7,815,813
Weingarten Realty Investors 3.375% 10/15/22	2,433,000	2,509,837
Welltower, Inc. 4% 6/1/25	4,568,000	5,175,005
WP Carey, Inc.:
3.85% 7/15/29	6,097,000	7,000,517
4% 2/1/25	26,847,000	29,656,989
4.6% 4/1/24	14,578,000	16,177,758
		885,447,311
Real Estate Management & Development - 0.8%
Brandywine Operating Partnership LP:
3.95% 2/15/23	26,303,000	27,393,887
3.95% 11/15/27	20,195,000	21,575,474
4.1% 10/1/24	23,803,000	25,102,415
4.55% 10/1/29	27,295,000	30,659,180
CBRE Group, Inc. 4.875% 3/1/26	19,900,000	23,537,447
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,804,122
Mack-Cali Realty LP:
3.15% 5/15/23	25,348,000	25,033,155
4.5% 4/18/22	15,420,000	15,345,834
Mid-America Apartments LP 4% 11/15/25	3,541,000	4,008,150
Post Apartment Homes LP 3.375% 12/1/22	3,720,000	3,880,979
Tanger Properties LP:
3.125% 9/1/26	16,602,000	17,122,874
3.75% 12/1/24	16,463,000	17,260,488
3.875% 12/1/23	8,279,000	8,598,460
3.875% 7/15/27	28,881,000	30,222,708
		255,545,173

TOTAL REAL ESTATE		1,140,992,484

UTILITIES - 2.0%
Electric Utilities - 1.0%
Cleco Corporate Holdings LLC:
3.375% 9/15/29	15,724,000	16,141,387
3.743% 5/1/26	60,730,000	67,194,538
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128,000	1,376,986
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	5,772,000	5,967,095
5.9% 12/1/21 (a)	13,307,000	13,875,809
Eversource Energy 2.8% 5/1/23	435,000	456,393
Exelon Corp.:
4.05% 4/15/30	7,291,000	8,622,900
4.7% 4/15/50	3,246,000	4,308,945
FirstEnergy Corp.:
4.25% 3/15/23	80,559,000	85,064,306
7.375% 11/15/31	56,726,000	80,845,545
IPALCO Enterprises, Inc. 3.7% 9/1/24	9,552,000	10,409,763
		294,263,667
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	7,261,000	9,266,851
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	5,926,000	5,970,143
		15,236,994
Independent Power and Renewable Electricity Producers - 0.5%
Emera U.S. Finance LP:
2.7% 6/15/21	5,930,000	5,976,125
3.55% 6/15/26	6,732,000	7,564,052
The AES Corp.:
1.375% 1/15/26 (a)	30,500,000	30,765,068
2.45% 1/15/31 (a)	23,885,000	24,193,211
3.3% 7/15/25 (a)	37,234,000	40,585,060
3.95% 7/15/30 (a)	32,477,000	36,712,326
		145,795,842
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (a)	4,149,000	4,905,053
4.05% 4/15/25 (a)	53,700,000	60,791,443
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	3,290,000	3,768,122
3.95% 4/1/50	5,775,000	7,025,377
NiSource, Inc. 2.95% 9/1/29	40,740,000	44,794,696
Puget Energy, Inc.:
4.1% 6/15/30	14,579,000	16,476,397
6% 9/1/21	10,692,000	11,065,038
Sempra Energy:
2.875% 10/1/22	1,154,000	1,200,913
6% 10/15/39	5,386,000	7,712,026
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3335% 5/15/67 (b)(c)	12,629,000	10,829,104
		168,568,169

TOTAL UTILITIES		623,864,672

TOTAL NONCONVERTIBLE BONDS
(Cost $12,154,139,503)		13,313,019,624

U.S. Treasury Obligations - 16.8%
U.S. Treasury Bonds:
1.375% 8/15/50 (d)	$260,621,000	$243,517,747
1.625% 11/15/50	1,221,350,000	1,214,098,234
3% 2/15/49	1,068,960,000	1,407,269,135
U.S. Treasury Notes:
0.625% 11/30/27	630,453,000	630,058,967
0.625% 12/31/27	356,828,000	356,270,456
0.875% 11/15/30	355,937,000	354,546,621
1.625% 5/15/26	68,147,900	72,542,907
2% 5/31/24	311,790,000	330,850,599
2.125% 7/31/24	245,203,000	261,926,610
2.125% 11/30/24	264,890,000	284,166,957
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,861,845,095)		5,155,248,233

U.S. Government Agency - Mortgage Securities - 28.2%
Fannie Mae - 7.5%
12 month U.S. LIBOR + 1.400% 3.047% 5/1/33 (b)(c)	2,320	2,413
12 month U.S. LIBOR + 1.440% 3.364% 4/1/37 (b)(c)	28,837	30,129
12 month U.S. LIBOR + 1.460% 2.991% 1/1/35 (b)(c)	44,817	46,653
12 month U.S. LIBOR + 1.480% 2.476% 7/1/34 (b)(c)	9,042	9,444
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (b)(c)	53,572	56,316
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (b)(c)	20,222	21,172
12 month U.S. LIBOR + 1.620% 2.596% 7/1/35 (b)(c)	138,334	144,776
12 month U.S. LIBOR + 1.620% 2.698% 5/1/36 (b)(c)	69,119	72,664
12 month U.S. LIBOR + 1.630% 2.156% 9/1/36 (b)(c)	27,369	28,755
12 month U.S. LIBOR + 1.630% 2.828% 3/1/33 (b)(c)	32,289	33,625
12 month U.S. LIBOR + 1.640% 3.722% 6/1/47 (b)(c)	45,599	48,307
12 month U.S. LIBOR + 1.660% 2.346% 5/1/35 (b)(c)	66,135	69,293
12 month U.S. LIBOR + 1.670% 2.967% 7/1/43 (b)(c)	637,901	666,421
12 month U.S. LIBOR + 1.680% 3.055% 11/1/36 (b)(c)	225,244	236,491
12 month U.S. LIBOR + 1.700% 3.005% 6/1/42 (b)(c)	49,862	52,248
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (b)(c)	33,195	34,994
12 month U.S. LIBOR + 1.740% 3.488% 3/1/40 (b)(c)	68,979	72,525
12 month U.S. LIBOR + 1.750% 2.412% 8/1/41 (b)(c)	57,774	60,684
12 month U.S. LIBOR + 1.750% 3.382% 7/1/35 (b)(c)	35,246	36,997
12 month U.S. LIBOR + 1.770% 2.905% 5/1/36 (b)(c)	113,188	119,461
12 month U.S. LIBOR + 1.770% 3.55% 3/1/36 (b)(c)	106,645	112,302
12 month U.S. LIBOR + 1.800% 2.698% 12/1/40 (b)(c)	1,617,354	1,700,494
12 month U.S. LIBOR + 1.800% 2.706% 7/1/41 (b)(c)	42,819	44,547
12 month U.S. LIBOR + 1.800% 3.818% 1/1/42 (b)(c)	94,874	99,471
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (b)(c)	24,363	25,400
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (b)(c)	42,322	44,593
12 month U.S. LIBOR + 1.810% 3.81% 12/1/39 (b)(c)	43,341	45,610
12 month U.S. LIBOR + 1.810% 3.826% 2/1/42 (b)(c)	121,722	127,658
12 month U.S. LIBOR + 1.820% 3.825% 2/1/35 (b)(c)	163,323	171,755
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (b)(c)	20,581	21,382
12 month U.S. LIBOR + 1.950% 2.806% 7/1/37 (b)(c)	94,009	99,761
6 month U.S. LIBOR + 1.310% 2.438% 5/1/34 (b)(c)	68,407	70,413
6 month U.S. LIBOR + 1.420% 2.314% 9/1/33 (b)(c)	167,302	172,761
6 month U.S. LIBOR + 1.500% 2.417% 1/1/35 (b)(c)	68,787	71,339
6 month U.S. LIBOR + 1.510% 2.06% 2/1/33 (b)(c)	313	324
6 month U.S. LIBOR + 1.530% 2.41% 12/1/34 (b)(c)	33,488	34,770
6 month U.S. LIBOR + 1.530% 2.41% 3/1/35 (b)(c)	34,752	36,103
6 month U.S. LIBOR + 1.550% 1.874% 10/1/33 (b)(c)	4,666	4,838
6 month U.S. LIBOR + 1.560% 2.105% 7/1/35 (b)(c)	7,594	7,900
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (b)(c)	1,118	1,167
6 month U.S. LIBOR + 1.960% 2.725% 9/1/35 (b)(c)	14,600	15,349
6 month U.S. LIBOR + 2.500% 3.375% 3/1/36 (b)(c)	53,201	55,808
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (b)(c)	20,593	21,689
U.S. TREASURY 1 YEAR INDEX + 2.220% 3.636% 8/1/36 (b)(c)	294,403	310,961
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.631% 6/1/36 (b)(c)	58,765	61,684
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (b)(c)	51,105	53,662
U.S. TREASURY 1 YEAR INDEX + 2.420% 3.339% 5/1/35 (b)(c)	28,569	30,059
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.297% 7/1/34 (b)(c)	94,615	99,525
1.5% 12/1/35	840,793	865,862
2.5% 1/1/22 to 6/1/50	155,063,597	163,468,009
3% 7/1/27 to 9/1/50	753,439,981	801,806,130
3.25% 12/1/41	21,176	23,150
3.4% 7/1/42 to 9/1/42	437,470	477,623
3.5% 7/1/32 to 7/1/50	698,686,712	749,793,502
3.525% 5/1/42	11,815	13,097
3.65% 5/1/42 to 8/1/42	164,532	181,693
3.9% 4/1/42	31,805	35,511
4% 5/1/29 to 11/1/49	319,666,368	349,631,493
4.25% 11/1/41	100,226	112,914
4.5% to 4.5% 12/1/23 to 9/1/49	126,628,791	140,126,775
5% 5/1/21 to 3/1/45	33,398,242	38,038,754
5.245% 8/1/41 (b)	1,175,735	1,332,415
5.5% 9/1/21 to 5/1/49	17,078,145	19,500,399
6% to 6% 2/1/21 to 1/1/42	15,091,708	17,914,984
6.5% 3/1/22 to 4/1/37	836,387	952,378
6.579% 2/1/39 (b)	983,978	1,087,133
7% to 7% 9/1/21 to 7/1/37	908,214	1,035,592
7.5% to 7.5% 2/1/22 to 2/1/32	647,472	740,956
8% 8/1/29 to 3/1/37	9,731	11,819

TOTAL FANNIE MAE		2,292,534,882

Freddie Mac - 6.3%
12 month U.S. LIBOR + 1.320% 3.212% 1/1/36 (b)(c)	26,189	27,179
12 month U.S. LIBOR + 1.370% 2.835% 3/1/36 (b)(c)	87,821	91,502
12 month U.S. LIBOR + 1.500% 3.076% 3/1/36 (b)(c)	66,235	69,270
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (b)(c)	15,623	16,338
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (b)(c)	325,683	341,888
12 month U.S. LIBOR + 1.750% 2.596% 7/1/41 (b)(c)	183,587	192,904
12 month U.S. LIBOR + 1.750% 3.088% 12/1/40 (b)(c)	696,449	730,059
12 month U.S. LIBOR + 1.790% 3.793% 4/1/37 (b)(c)	6,674	7,012
12 month U.S. LIBOR + 1.800% 2.904% 5/1/35 (b)(c)	124,141	131,068
12 month U.S. LIBOR + 1.860% 3.614% 4/1/36 (b)(c)	30,750	32,576
12 month U.S. LIBOR + 1.870% 2.796% 10/1/42 (b)(c)	113,020	119,206
12 month U.S. LIBOR + 1.880% 2.463% 9/1/41 (b)(c)	35,435	36,564
12 month U.S. LIBOR + 1.880% 3.722% 4/1/41 (b)(c)	16,261	17,139
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (b)(c)	18,487	19,509
12 month U.S. LIBOR + 1.910% 2.925% 6/1/41 (b)(c)	66,715	70,375
12 month U.S. LIBOR + 1.910% 3.069% 5/1/41 (b)(c)	49,106	51,503
12 month U.S. LIBOR + 1.910% 3.321% 5/1/41 (b)(c)	61,941	65,447
12 month U.S. LIBOR + 1.920% 2.92% 6/1/36 (b)(c)	17,258	18,263
12 month U.S. LIBOR + 2.020% 3.869% 4/1/38 (b)(c)	47,438	49,839
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (b)(c)	44,090	46,684
12 month U.S. LIBOR + 2.040% 3.236% 3/1/33 (b)(c)	1,078	1,131
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (b)(c)	59,034	62,392
6 month U.S. LIBOR + 1.120% 2% 8/1/37 (b)(c)	27,080	27,740
6 month U.S. LIBOR + 1.580% 2.705% 12/1/35 (b)(c)	3,623	3,771
6 month U.S. LIBOR + 1.650% 1.945% 4/1/35 (b)(c)	127,214	132,365
6 month U.S. LIBOR + 1.720% 2.274% 8/1/37 (b)(c)	44,340	46,415
6 month U.S. LIBOR + 1.840% 2.596% 10/1/36 (b)(c)	126,765	132,779
6 month U.S. LIBOR + 1.840% 2.72% 2/1/37 (b)(c)	14,655	15,399
6 month U.S. LIBOR + 1.860% 2.642% 10/1/35 (b)(c)	64,057	67,088
6 month U.S. LIBOR + 2.020% 3.012% 6/1/37 (b)(c)	20,865	21,901
6 month U.S. LIBOR + 2.690% 2.993% 10/1/35 (b)(c)	56,133	59,144
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.106% 6/1/33 (b)(c)	81,632	85,801
U.S. TREASURY 1 YEAR INDEX + 2.240% 3.869% 1/1/35 (b)(c)	5,046	5,303
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.043% 6/1/33 (b)(c)	143,837	150,885
U.S. TREASURY 1 YEAR INDEX + 2.420% 3.174% 3/1/35 (b)(c)	297,619	313,177
1.5% 1/1/36	26,159,008	26,938,965
2.5% 5/1/23 to 11/1/50	357,053,781	376,553,072
3% 6/1/31 to 6/1/50	501,766,545	534,559,836
3.5% 6/1/27 to 4/1/50	549,692,687	590,229,058
3.5% 8/1/47	24,712,932	26,580,980
4% 6/1/33 to 1/1/49	255,469,274	279,830,410
4% 4/1/48	98,753	105,833
4.5% 6/1/25 to 12/1/48	72,055,199	79,972,324
5% 2/1/21 to 7/1/41	19,252,687	22,159,940
5.5% 6/1/22	28,336	28,939
6% 12/1/21 to 12/1/37	1,435,388	1,683,295
6.5% 7/1/21 to 9/1/39	2,389,392	2,823,505
7% 6/1/21 to 9/1/36	518,315	604,365
7.5% 4/1/22 to 6/1/32	153,670	175,095
8% 7/1/24 to 4/1/32	21,888	24,973
8.5% 9/1/21 to 1/1/28	11,561	12,982

TOTAL FREDDIE MAC		1,945,543,188

Ginnie Mae - 7.3%
3% 5/15/42 to 9/20/50	239,064,079	251,208,135
3.5% 9/20/40 to 8/20/50	265,738,403	288,046,812
4% 7/15/39 to 6/20/49	426,688,141	462,568,722
4.5% 6/20/33 to 11/20/47	100,201,647	110,981,807
5.5% 7/15/33 to 9/15/39	1,585,566	1,859,002
6% to 6% 10/15/30 to 5/15/40	1,603,213	1,886,191
7% to 7% 10/15/22 to 3/15/33	1,498,865	1,724,773
7.5% to 7.5% 2/15/22 to 9/15/31	305,377	336,317
8% 11/15/21 to 11/15/29	50,992	55,479
8.5% 10/15/21 to 11/15/31	42,728	49,780
9% 1/15/23	79	83
9.5% 3/15/23	2	3
2% 1/1/51 (e)	81,900,000	85,673,936
2.5% 12/20/50 (e)	15,900,000	16,855,258
2.5% 1/1/51 (e)	95,550,000	101,158,498
2.5% 1/1/51 (e)	91,400,000	96,764,906
2.5% 1/1/51 (e)	93,650,000	99,146,974
2.5% 1/1/51 (e)	57,100,000	60,451,599
2.5% 1/1/51 (e)	50,700,000	53,675,938
2.5% 1/1/51 (e)	13,800,000	14,610,019
2.5% 1/1/51 (e)	67,250,000	71,197,373
2.5% 1/1/51 (e)	13,800,000	14,610,019
2.5% 1/1/51 (e)	2,100,000	2,223,264
2.5% 2/1/51 (e)	89,700,000	94,779,415
3% 1/1/51 (e)	70,350,000	73,557,573
3% 1/1/51 (e)	38,750,000	40,516,787
3% 1/1/51 (e)	26,200,000	27,394,576
3% 1/1/51 (e)	13,950,000	14,586,043
3% 1/1/51 (e)	21,200,000	22,166,603
3% 1/1/51 (e)	21,200,000	22,166,603
3% 1/1/51 (e)	42,500,000	44,437,766
3% 2/1/51 (e)	42,500,000	44,464,329
3.5% 1/1/51 (e)	44,300,000	46,944,883
3.5% 1/1/51 (e)	33,650,000	35,659,036
5% 12/15/32 to 4/20/48	21,886,540	24,718,054
6.5% 3/20/31 to 6/15/37	196,203	231,023

TOTAL GINNIE MAE		2,226,707,579

Uniform Mortgage Backed Securities - 7.1%
1.5% 1/1/36 (e)	51,150,000	52,649,478
1.5% 1/1/36 (e)	66,850,000	68,809,728
1.5% 1/1/36 (e)	24,600,000	25,321,156
1.5% 1/1/36 (e)	15,500,000	15,954,387
2% 1/1/36 (e)	56,700,000	59,299,553
2% 1/1/36 (e)	105,700,000	110,546,081
2% 1/1/36 (e)	105,700,000	110,546,081
2% 1/1/51 (e)	81,900,000	85,137,229
2% 1/1/51 (e)	81,900,000	85,137,229
2% 1/1/51 (e)	81,900,000	85,137,229
2.5% 1/1/36 (e)	19,200,000	20,030,995
2.5% 1/1/36 (e)	31,100,000	32,446,039
2.5% 1/1/36 (e)	31,350,000	32,706,859
2.5% 1/1/51 (e)	67,250,000	70,914,574
2.5% 1/1/51 (e)	40,850,000	43,075,990
2.5% 1/1/51 (e)	27,000,000	28,471,279
2.5% 1/1/51 (e)	67,500,000	71,178,197
2.5% 1/1/51 (e)	30,450,000	32,109,275
2.5% 1/1/51 (e)	57,200,000	60,316,931
2.5% 1/1/51 (e)	30,450,000	32,109,275
2.5% 1/1/51 (e)	47,700,000	50,299,259
2.5% 1/1/51 (e)	30,450,000	32,109,275
3% 1/1/51 (e)	41,500,000	43,479,322
3% 1/1/51 (e)	40,500,000	42,431,627
3% 1/1/51 (e)	97,500,000	102,150,214
3% 1/1/51 (e)	88,650,000	92,878,117
3% 1/1/51 (e)	59,350,000	62,180,669
3% 1/1/51 (e)	41,800,000	43,793,630
3% 1/1/51 (e)	17,550,000	18,387,038
3% 1/1/51 (e)	21,200,000	22,211,123
3% 1/1/51 (e)	2,950,000	3,090,699
3% 1/1/51 (e)	89,700,000	93,978,197
3% 1/1/51 (e)	17,800,000	18,648,962
3% 1/1/51 (e)	21,200,000	22,211,123
3% 1/1/51 (e)	51,550,000	54,008,651
3% 1/1/51 (e)	39,050,000	40,912,470
3% 1/1/51 (e)	47,550,000	49,817,873
3% 1/1/51 (e)	21,850,000	22,892,125
3% 1/1/51 (e)	21,850,000	22,892,125
3% 1/1/51 (e)	3,800,000	3,981,239
3% 2/1/51 (e)	80,350,000	84,251,306
3% 2/1/51 (e)	116,050,000	121,684,680
3.5% 1/1/51 (e)	5,300,000	5,603,095
3.5% 1/1/51 (e)	5,100,000	5,391,658

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,181,182,042

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $8,497,064,819)		8,645,967,691

Asset-Backed Securities - 6.3%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$11,244,425	$10,628,307
Series 2019-1 Class A, 3.844% 5/15/39 (a)	17,992,779	16,992,242
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	27,478,416	25,978,105
Class B, 4.458% 10/16/39 (a)	5,105,273	4,375,733
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5358% 7/22/32 (a)(b)(c)	39,181,000	39,142,642
AIMCO CLO Ltd.:
Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.6046% 10/15/31 (a)(b)(c)	20,562,000	20,560,047
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1/17/32 (a)(b)(c)(f)	28,570,000	28,570,000
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.5484% 1/20/33 (a)(b)(c)	13,523,000	13,538,633
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	12,849,020	12,094,895
Class B, 4.335% 1/16/40 (a)	2,108,877	1,808,366
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5569% 10/15/32 (a)(b)(c)	24,769,000	24,780,567
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1/15/33 (a)(b)(c)(f)	27,270,000	27,270,000
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.9369% 4/15/31 (a)(b)(c)	25,273,000	25,308,054
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.4369% 1/15/29 (a)(b)(c)	13,805,000	13,788,034
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4678% 4/17/33 (a)(b)(c)	60,917,000	61,145,439
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.6301% 10/15/32 (a)(b)(c)	32,674,000	32,709,647
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.22% 1/20/32 (a)(b)(c)	28,600,000	28,600,000
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5478% 1/17/33 (a)(b)(c)	12,008,000	12,021,725
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	35,737,541	34,059,109
Class AA, 2.487% 12/16/41 (a)(b)	6,091,313	5,881,798
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.15% 5/25/29 (b)(c)	1,343,216	1,344,427
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 1.0648% 7/25/29 (b)(c)	829,729	829,981
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2269% 4/15/29 (a)(b)(c)	28,924,000	28,802,924
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (a)	931,016	932,337
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (a)	16,469,370	16,650,286
Series 2020-HB3 Class A, 2.8115% 5/25/30 (a)(b)	2,713,490	2,736,823
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	29,824,734	28,363,140
Class B, 5.095% 4/15/39 (a)(g)	12,004,750	9,859,364
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	25,154,531	23,909,480
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.5584% 10/20/32 (a)(b)(c)	21,046,000	21,034,698
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.5744% 5/29/32 (a)(b)(c)	15,387,000	15,377,091
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.5101% 10/25/32 (a)(b)(c)	16,250,000	16,229,493
CEDF Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.3084% 10/20/28 (a)(b)(c)	6,260,000	6,234,378
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.9194% 7/20/31 (a)(b)(c)	26,897,000	26,997,864
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	7,686,455	7,728,453
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 0.5733% 9/28/30 (b)(c)	941,027	936,275
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1/20/34 (a)(b)(c)(f)	37,850,000	37,850,000
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	1,056,067	1,060,522
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	122,130	122,600
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	24,034,435	24,302,578
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	1,345,979	1,354,200
CPS Auto Receivables Trust Series 2019-D Class A, 2.17% 12/15/22 (a)	1,934,846	1,940,351
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	15,207,955	15,612,030
Class A2II, 4.03% 11/20/47 (a)	25,672,055	27,261,669
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.5469% 7/15/32 (a)(b)(c)	22,460,000	22,444,929
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.4369% 7/15/30 (a)(b)(c)	12,662,000	12,646,160
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.5484% 10/20/32 (a)(b)(c)	9,296,000	9,293,964
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.22% 1/18/32 (a)(b)(c)	12,000,000	12,000,000
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5633% 10/15/32 (a)(b)(c)	23,943,000	23,912,760
Dryden Senior Loan Fund:
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.6101% 5/15/32 (a)(b)(c)	25,176,000	25,165,602
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3978% 4/17/33 (a)(b)(c)	20,000,000	20,061,800
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 1.65% 10/15/30 (a)	28,000,000	28,074,228
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5603% 10/15/32 (a)(b)(c)	29,400,000	29,362,897
Exeter Automobile Receivables Trust Series 2019-4A Class A, 2.18% 1/17/23 (a)	3,701,421	3,709,069
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.541% 11/16/32 (a)(b)(c)	27,566,000	27,560,156
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5483% 11/20/33 (a)(b)(c)	27,700,000	27,699,612
Ford Credit Floorplan Master Owner Trust Series 2019-3 Class A1, 2.23% 9/15/24	12,531,000	12,922,908
GMF Floorplan Owner Revolving Trust Series 2018-4 Class A2, 1 month U.S. LIBOR + 0.410% 0.5686% 9/15/23 (a)(b)(c)	9,862,000	9,880,658
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	12,921,293	12,480,983
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	15,378,144	14,835,455
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	22,374,000	22,908,716
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.120% 1.273% 7/25/33 (b)(c)	1,119,400	1,118,830
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.21% 1/15/33 (a)(b)(c)(e)	13,900,000	13,900,000
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.4384% 1/20/29 (a)(b)(c)	12,189,000	12,174,861
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.5369% 7/15/32 (a)(b)(c)	32,392,000	32,368,548
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.9184% 7/15/31 (a)(b)(c)	30,270,000	30,313,952
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5669% 10/15/32 (a)(b)(c)	13,483,000	13,498,425
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.4984% 4/20/30 (a)(b)(c)	27,862,000	27,828,984
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5669% 1/15/33 (a)(b)(c)	91,626,000	91,730,820
Magnetite XXIII, Ltd. Series 2019-23A Class A, 3 month U.S. LIBOR + 1.300% 1.5148% 10/25/32 (a)(b)(c)	16,300,000	16,309,910
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	7,491,771	7,550,321
Series 2020-1A Class A, 2.24% 3/15/30 (a)	4,528,465	4,555,763
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2884% 10/20/30 (a)(b)(c)	28,992,000	28,783,837
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.1488% 8/10/23 (a)(b)(c)	50,000,000	50,009,750
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	25,312,590	25,275,077
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.7501% 7/26/66 (a)(b)(c)	733,167	733,017
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.760% 0.913% 9/25/35 (b)(c)	330,244	330,617
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5178% 7/17/32 (a)(b)(c)	29,962,000	29,956,787
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3951% 1/25/36 (b)(c)	2,475,784	2,476,966
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	21,183,030	19,976,868
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	23,212,336	22,264,059
Prosper Marketplace Issuance Trust:
Series 2019-3A Class A, 3.19% 7/15/25 (a)	793,167	795,853
Series 2019-4A Class A, 2.48% 2/17/26 (a)	2,494,925	2,503,358
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	9,439,117	9,472,994
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	24,426,798	23,647,825
Class B, 4.335% 3/15/40 (a)	2,308,845	1,879,618
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	28,285,000	30,113,594
1.884% 7/15/50 (a)	10,516,000	10,823,315
2.328% 7/15/52 (a)	8,041,000	8,104,665
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.7204% 12/15/27 (a)(b)(c)	1,404,713	1,404,412
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	12,128,723	12,254,985
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 2.1984% 5/1/28 (a)(b)(c)	33,027,958	33,599,144
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 0.000% 1.32% 1/15/34 (a)(b)(c)	16,800,000	16,778,882
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2184% 1/20/29 (a)(b)(c)	19,234,000	19,132,637
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0101% 9/25/34 (b)(c)	63,433	58,334
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	36,209,730	34,779,775
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	34,785,683	33,158,965
Towd Point Mortgage Trust:
Series 2019-1 Class A1, 3.75% 3/25/58 (a)(b)	1,419,639	1,525,343
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	3,206,272	3,286,691
Series 2020-4 Class A1, 1.75% 10/25/60 (a)	8,269,875	8,457,087
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7935% 4/6/42 (a)(b)(c)	3,641,000	2,512,290
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (a)	2,974,807	2,979,234
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.5869% 4/15/32 (a)(b)(c)	31,061,000	31,029,007
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 2.0027% 7/16/31 (a)(b)(c)	30,608,000	30,699,395
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4884% 7/20/32 (a)(b)(c)	31,233,000	31,214,198
Voya CLO Ltd. / Voya CLO LLC Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4965% 10/20/31 (a)(b)(c)	36,700,000	36,801,292
Voya CLO Ltd./Voya CLO LLC Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7848% 7/19/31 (a)(b)(c)	27,900,000	27,932,671
TOTAL ASSET-BACKED SECURITIES
(Cost $1,929,383,800)		1,917,787,160

Collateralized Mortgage Obligations - 1.3%
Private Sponsor - 0.3%
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5965% 2/20/49 (b)(c)	7,786,269	7,865,521
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	9,000,000	9,172,404
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	8,206,555	8,223,996
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	25,241,529	26,298,447
Series 2020-1A Class A1B, 3.5% 10/25/59 (a)	16,782,060	17,783,969
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	4,158,080	4,211,829
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (a)	8,899,305	8,899,617
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (b)(c)	21,199	20,406
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7786% 1/21/70 (a)(b)(c)	9,648,000	9,662,270
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.7901% 9/25/43 (b)(c)	1,141,478	1,109,829

TOTAL PRIVATE SPONSOR		93,248,288

U.S. Government Agency - 1.0%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.948% 2/25/32 (b)(c)	11,306	11,498
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1579% 3/18/32 (b)(c)	20,578	21,034
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.148% 4/25/32 (b)(c)	22,698	23,250
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.148% 10/25/32 (b)(c)	30,059	30,754
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.898% 1/25/32 (b)(c)	11,214	11,384
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.952% 12/25/33 (b)(h)(i)	388,771	107,589
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.532% 11/25/36 (b)(h)(i)	283,683	62,909
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 0.448% 1/25/43 (b)(c)	1,237,171	1,239,113
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 0.498% 5/25/47 (b)(c)	2,685,400	2,694,329
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 0.448% 5/25/48 (b)(c)	1,633,273	1,635,871
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 0.448% 6/25/48 (b)(c)	5,151,455	5,155,379
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	3,876	4,050
Series 1993-207 Class H, 6.5% 11/25/23	92,172	98,235
Series 1996-28 Class PK, 6.5% 7/25/25	33,009	35,311
Series 1999-17 Class PG, 6% 4/25/29	154,707	171,845
Series 1999-32 Class PL, 6% 7/25/29	155,944	173,732
Series 1999-33 Class PK, 6% 7/25/29	116,133	129,557
Series 1999-54 Class PH, 6.5% 11/18/29	322,889	347,304
Series 1999-57 Class PH, 6.5% 12/25/29	441,563	507,446
Series 2001-52 Class YZ, 6.5% 10/25/31	14,791	17,401
Series 2003-28 Class KG, 5.5% 4/25/23	46,636	48,547
Series 2005-102 Class CO 11/25/35 (j)	72,603	68,308
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.1652% 8/25/35 (b)(i)	20,754	28,550
Series 2005-81 Class PC, 5.5% 9/25/35	203,705	231,460
Series 2006-12 Class BO 10/25/35 (j)	351,614	330,067
Series 2006-15 Class OP 3/25/36 (j)	400,268	376,372
Series 2006-37 Class OW 5/25/36 (j)	36,047	33,552
Series 2006-45 Class OP 6/25/36 (j)	124,366	116,377
Series 2006-62 Class KP 4/25/36 (j)	208,758	196,676
Series 2012-149:
Class DA, 1.75% 1/25/43	552,186	570,000
Class GA, 1.75% 6/25/42	594,140	612,435
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	32,859	37,607
Series 1999-25 Class Z, 6% 6/25/29	123,795	140,794
Series 2001-20 Class Z, 6% 5/25/31	162,266	181,905
Series 2001-31 Class ZC, 6.5% 7/25/31	86,569	99,882
Series 2002-16 Class ZD, 6.5% 4/25/32	54,079	63,808
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.402% 11/25/32 (b)(h)(i)	193,099	28,333
Series 2012-67 Class AI, 4.5% 7/25/27 (h)	362,505	22,548
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.492% 12/25/36 (b)(h)(i)	203,002	54,627
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.292% 5/25/37 (b)(h)(i)	106,964	25,044
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.3812% 9/25/23 (b)(i)	4,328	5,060
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.952% 3/25/33 (b)(h)(i)	25,713	6,185
Series 2005-72 Class ZC, 5.5% 8/25/35	1,529,766	1,735,138
Series 2005-79 Class ZC, 5.9% 9/25/35	841,388	962,483
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.732% 6/25/37 (b)(i)	91,912	195,844
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.712% 7/25/37 (b)(i)	139,121	296,917
Class SB, 39.600% - 1 month U.S. LIBOR 38.712% 7/25/37 (b)(i)	44,496	84,670
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.202% 3/25/38 (b)(h)(i)	702,895	151,389
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 6.212% 6/25/21 (b)(h)(i)	5	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.902% 12/25/40 (b)(h)(i)	675,538	138,937
Class ZA, 4.5% 12/25/40	422,551	465,971
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	377,809	22,525
Series 2010-150 Class ZC, 4.75% 1/25/41	3,062,312	3,439,645
Series 2010-17 Class DI, 4.5% 6/25/21 (h)	3	0
Series 2010-95 Class ZC, 5% 9/25/40	6,383,716	7,206,341
Series 2011-39 Class ZA, 6% 11/25/32	481,262	560,237
Series 2011-4 Class PZ, 5% 2/25/41	1,105,661	1,289,010
Series 2011-67 Class AI, 4% 7/25/26 (h)	122,617	6,638
Series 2011-83 Class DI, 6% 9/25/26 (h)	62,750	2,043
Series 2012-100 Class WI, 3% 9/25/27 (h)	1,931,996	133,411
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.502% 12/25/30 (b)(h)(i)	567,714	37,358
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.402% 6/25/41 (b)(h)(i)	695,599	59,366
Series 2013-133 Class IB, 3% 4/25/32 (h)	1,185,009	43,288
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.902% 1/25/44 (b)(h)(i)	641,159	106,505
Series 2013-51 Class GI, 3% 10/25/32 (h)	466,098	34,730
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.572% 6/25/35 (b)(h)(i)	532,522	109,751
Series 2015-42 Class IL, 6% 6/25/45 (h)	3,036,894	590,910
Series 2015-70 Class JC, 3% 10/25/45	3,308,455	3,513,543
Series 2017-30 Class AI, 5.5% 5/25/47 (h)	1,570,925	314,780
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 6.052% 10/25/47 (b)(h)(i)	23,722,332	4,528,429
Series 2018-3 Class SB, 6.150% - 1 month U.S. LIBOR 6.002% 2/25/48 (b)(h)(i)	55,400,409	10,513,036
Series 2018-44 Class SA, 6.200% - 1 month U.S. LIBOR 6.052% 6/25/48 (b)(h)(i)	14,957,555	2,265,643
Series 2019-67 Class SA, 6.050% - 1 month U.S. LIBOR 5.902% 11/25/49 (b)(h)(i)	42,191,921	8,335,081
Series 2019-82 Class PI, 4% 6/25/49 (h)	15,796,601	1,915,368
Series 2020-13 Class A/S, 6.200% - 1 month U.S. LIBOR 6.052% 8/25/48 (b)(h)(i)	20,804,075	3,146,810
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (h)	104,833	19,309
Series 343 Class 16, 5.5% 5/25/34 (h)	92,599	15,389
Series 348 Class 14, 6.5% 8/25/34 (b)(h)	65,012	14,720
Series 351:
Class 12, 5.5% 4/25/34 (b)(h)	38,718	7,168
Class 13, 6% 3/25/34 (h)	57,393	10,708
Series 359 Class 19, 6% 7/25/35 (b)(h)	32,728	6,714
Series 384 Class 6, 5% 7/25/37 (h)	437,167	76,202
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9586% 1/15/32 (b)(c)	9,659	9,822
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0586% 3/15/32 (b)(c)	12,485	12,739
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1586% 3/15/32 (b)(c)	13,700	14,015
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0586% 6/15/31 (b)(c)	23,136	23,583
Class FG, 1 month U.S. LIBOR + 0.900% 1.0586% 3/15/32 (b)(c)	7,122	7,264
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 0.5086% 8/15/47 (b)(c)	1,446,348	1,451,681
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.4086% 5/15/37 (b)(c)	526,928	528,405
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	176,109	196,551
Series 2101 Class PD, 6% 11/15/28	15,035	16,733
Series 2121 Class MG, 6% 2/15/29	67,528	75,329
Series 2131 Class BG, 6% 3/15/29	504,232	564,210
Series 2137 Class PG, 6% 3/15/29	75,775	84,902
Series 2154 Class PT, 6% 5/15/29	136,084	152,442
Series 2162 Class PH, 6% 6/15/29	26,749	29,737
Series 2520 Class BE, 6% 11/15/32	187,919	216,639
Series 2693 Class MD, 5.5% 10/15/33	464,744	536,039
Series 2802 Class OB, 6% 5/15/34	205,896	231,461
Series 3002 Class NE, 5% 7/15/35	510,961	572,157
Series 3110 Class OP 9/15/35 (j)	212,249	207,052
Series 3119 Class PO 2/15/36 (j)	468,711	440,312
Series 3121 Class KO 3/15/36 (j)	73,616	69,967
Series 3123 Class LO 3/15/36 (j)	268,696	252,606
Series 3145 Class GO 4/15/36 (j)	262,999	248,458
Series 3189 Class PD, 6% 7/15/36	426,248	506,910
Series 3225 Class EO 10/15/36 (j)	139,607	130,808
Series 3258 Class PM, 5.5% 12/15/36	202,626	233,887
Series 3415 Class PC, 5% 12/15/37	178,416	200,804
Series 3786 Class HI, 4% 3/15/38 (h)	198,632	3,865
Series 3806 Class UP, 4.5% 2/15/41	1,245,640	1,377,228
Series 3832 Class PE, 5% 3/15/41	2,185,771	2,450,711
Series 4135 Class AB, 1.75% 6/15/42	446,965	460,767
Series 4765 Class PE, 3% 12/15/41	1,590,634	1,610,221
sequential payer:
Series 2135 Class JE, 6% 3/15/29	32,630	36,632
Series 2274 Class ZM, 6.5% 1/15/31	48,244	55,376
Series 2281 Class ZB, 6% 3/15/30	92,846	102,940
Series 2303 Class ZV, 6% 4/15/31	47,376	53,323
Series 2357 Class ZB, 6.5% 9/15/31	351,312	413,055
Series 2502 Class ZC, 6% 9/15/32	88,930	102,288
Series 2519 Class ZD, 5.5% 11/15/32	131,719	149,187
Series 2546 Class MJ, 5.5% 3/15/23	29,481	30,720
Series 2601 Class TB, 5.5% 4/15/23	12,888	13,439
Series 2998 Class LY, 5.5% 7/15/25	62,398	66,948
Series 3871 Class KB, 5.5% 6/15/41	2,387,215	2,838,571
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4414% 2/15/36 (b)(h)(i)	134,255	28,493
Series 2013-4281 Class AI, 4% 12/15/28 (h)	1,076,993	51,886
Series 2017-4683 Class LM, 3% 5/15/47	4,072,713	4,327,665
Series 2017-4720 Class IO, 4% 9/15/47 (h)	19,469,865	2,572,777
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 6.0414% 8/15/47 (b)(h)(i)	13,964,946	1,959,243
Series 2018-4765 Class IB, 4% 3/15/48 (h)	16,535,811	2,421,304
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.7689% 8/15/24 (b)(i)	487	566
Class SD, 86.400% - 1 month U.S. LIBOR 84.3878% 8/15/24 (b)(i)	760	982
Series 2933 Class ZM, 5.75% 2/15/35	1,755,919	2,064,806
Series 2935 Class ZK, 5.5% 2/15/35	1,616,041	1,850,268
Series 2947 Class XZ, 6% 3/15/35	739,454	860,769
Series 2996 Class ZD, 5.5% 6/15/35	1,306,068	1,541,831
Series 3237 Class C, 5.5% 11/15/36	1,871,394	2,165,315
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5014% 11/15/36 (b)(h)(i)	568,616	143,249
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.5914% 3/15/37 (b)(h)(i)	886,576	234,202
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6014% 4/15/37 (b)(h)(i)	1,243,744	333,237
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4214% 6/15/37 (b)(h)(i)	432,858	99,707
Series 3949 Class MK, 4.5% 10/15/34	363,423	401,211
Series 4055 Class BI, 3.5% 5/15/31 (h)	1,146,340	45,351
Series 4149 Class IO, 3% 1/15/33 (h)	236,733	23,729
Series 4314 Class AI, 5% 3/15/34 (h)	366,779	25,018
Series 4427 Class LI, 3.5% 2/15/34 (h)	2,238,150	131,739
Series 4471 Class PA 4% 12/15/40	2,175,856	2,332,089
target amortization class Series 2156 Class TC, 6.25% 5/15/29	85,177	92,256
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0409% 2/15/24 (b)(c)	23,519	23,650
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	60,076	66,809
Series 2056 Class Z, 6% 5/15/28	137,879	153,795
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 0.4586% 5/15/48 (b)(c)	3,426,761	3,428,608
Series 4386 Class AZ, 4.5% 11/15/40	4,200,298	4,629,684
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	1,697,625	1,855,957
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5369% 6/16/37 (b)(h)(i)	245,158	59,189
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.7063% 3/20/60 (b)(c)(k)	3,282,539	3,292,234
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4863% 7/20/60 (b)(c)(k)	401,210	400,313
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.44% 9/20/60 (b)(c)(k)	490,853	489,479
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.44% 8/20/60 (b)(c)(k)	502,005	500,651
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.52% 12/20/60 (b)(c)(k)	1,071,466	1,070,569
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.64% 12/20/60 (b)(c)(k)	1,324,475	1,327,005
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6403% 2/20/61 (b)(c)(k)	2,204,493	2,207,559
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.6303% 2/20/61 (b)(c)(k)	2,981,079	2,985,061
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.64% 4/20/61 (b)(c)(k)	1,201,657	1,204,104
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.64% 5/20/61 (b)(c)(k)	1,758,260	1,761,803
Class FC, 1 month U.S. LIBOR + 0.500% 0.64% 5/20/61 (b)(c)(k)	1,395,495	1,398,309
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.67% 6/20/61 (b)(c)(k)	1,623,201	1,627,366
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.69% 9/20/61 (b)(c)(k)	4,143,397	4,156,950
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.74% 10/20/61 (b)(c)(k)	1,869,987	1,877,852
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 0.5465% 8/20/42 (b)(c)	1,180,664	1,188,630
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.84% 11/20/61 (b)(c)(k)	1,764,472	1,775,828
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.84% 1/20/62 (b)(c)(k)	1,172,503	1,179,643
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.77% 1/20/62 (b)(c)(k)	1,653,159	1,661,106
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.77% 3/20/62 (b)(c)(k)	1,053,724	1,058,183
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.79% 5/20/61 (b)(c)(k)	38,825	39,034
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.66% 10/20/62 (b)(c)(k)	44,761	44,863
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.67% 7/20/60 (b)(c)(k)	26,064	26,083
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.5% 3/20/63 (b)(c)(k)	60,144	60,075
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7403% 1/20/64 (b)(c)(k)	1,530,714	1,536,190
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7403% 12/20/63 (b)(c)(k)	5,637,569	5,660,107
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6403% 6/20/64 (b)(c)(k)	1,420,833	1,423,670
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.4403% 3/20/65 (b)(c)(k)	34,758	34,683
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.4203% 5/20/63 (b)(c)(k)	42,406	42,302
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3403% 4/20/63 (b)(c)(k)	29,673	29,554
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5403% 12/20/62 (b)(c)(k)	83,163	83,139
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.4016% 10/20/47 (b)(c)	3,893,382	3,893,881
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.4965% 11/20/48 (b)(c)	9,119,256	9,161,311
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4516% 5/20/48 (b)(c)	4,181,418	4,188,257
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4516% 6/20/48 (b)(c)	5,119,982	5,129,948
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.4516% 6/20/48 (b)(c)	5,312,568	5,327,132
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.6516% 10/20/49 (b)(c)	3,702,832	3,738,524
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.6516% 8/20/49 (b)(c)	5,145,950	5,197,553
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.707% 12/20/40 (b)(i)	2,879,746	3,446,529
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	190,542	13,709
Series 2016-69 Class WA, 3% 2/20/46	1,376,661	1,463,715
Series 2017-134 Class BA, 2.5% 11/20/46	689,969	723,893
Series 2017-153 Class GA, 3% 9/20/47	6,734,155	7,114,237
Series 2017-182 Class KA, 3% 10/20/47	5,842,667	6,157,858
Series 2018-13 Class Q, 3% 4/20/47	8,482,138	8,880,331
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	731,810	828,853
Series 2010-160 Class DY, 4% 12/20/40	5,914,997	6,508,663
Series 2010-170 Class B, 4% 12/20/40	1,318,781	1,451,392
Series 2013-H06 Class HA, 1.65% 1/20/63 (k)	659,920	661,396
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 0.6403% 9/20/62 (b)(c)(k)	11,980	11,980
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 0.7903% 11/20/65 (b)(c)(k)	19,295	19,299
Series 2017-139 Class BA, 3% 9/20/47	15,134,617	16,153,589
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3469% 5/16/34 (b)(h)(i)	141,204	29,534
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0469% 8/17/34 (b)(h)(i)	140,410	35,384
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.2812% 6/16/37 (b)(i)	7,215	13,762
Series 2010-116 Class QB, 4% 9/16/40	438,515	476,132
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.7969% 2/16/40 (b)(h)(i)	985,556	181,603
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4863% 5/20/60 (b)(c)(k)	1,216,667	1,214,026
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9535% 7/20/41 (b)(h)(i)	551,252	104,364
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5469% 6/16/42 (b)(h)(i)	520,644	120,036
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.4713% 4/20/39 (b)(i)	120,075	126,262
Class ST, 8.800% - 1 month U.S. LIBOR 8.6047% 8/20/39 (b)(i)	325,012	335,217
Series 2013-149 Class MA, 2.5% 5/20/40	6,710,955	6,984,087
Series 2014-2 Class BA, 3% 1/20/44	10,621,970	11,420,624
Series 2014-21 Class HA, 3% 2/20/44	4,312,675	4,588,387
Series 2014-25 Class HC, 3% 2/20/44	6,865,880	7,429,958
Series 2014-5 Class A, 3% 1/20/44	6,219,688	6,653,217
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	545,089	548,878
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)	66,800	66,802
Series 2015-H21 Class JA, 2.5% 6/20/65 (k)	40,105	40,081
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.62% 5/20/66 (b)(c)(k)	10,266,389	10,198,792
Series 2017-186 Class HK, 3% 11/16/45	5,854,814	6,288,974
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.47% 8/20/66 (b)(c)(k)	10,776,440	10,671,508
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.0177% 5/20/65 (b)(k)	450,330	467,813

TOTAL U.S. GOVERNMENT AGENCY		317,027,140

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $406,126,592)		410,275,428

Commercial Mortgage Securities - 4.7%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 3% 11/15/30 (a)(b)(c)	25,794,000	25,817,607
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	38,000,000	38,867,988
Class ANM, 3.112% 11/5/32 (a)	17,278,000	17,468,523
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	3,878,000	3,634,342
Class CNM, 3.7186% 11/5/32 (a)(b)	1,604,000	1,443,211
BANK sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52	2,858,000	3,163,962
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (a)(h)	650,264	29,029
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(g)(h)	13,461,883	1
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,240,000	3,830,505
Series 2019-B14 Class A5, 3.0486% 12/15/62	4,452,000	4,998,938
Series 2019-B14 Class XA, 0.7878% 12/15/62 (b)(h)	109,571,295	5,491,626
Series 2020-B17 Class XA, 1.4197% 3/15/53 (b)(h)	109,950,888	10,110,435
Series 2020-B18 Class XA, 1.794% 7/15/53 (b)(h)	51,268,871	6,164,087
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.2% 11/15/28 (a)(b)(c)	15,266,000	15,265,986
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA Class A, 1 month U.S. LIBOR + 0.670% 0.8301% 3/15/37 (a)(b)(c)	1,540,000	1,539,982
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.159% 12/15/36 (a)(b)(c)	15,839,503	15,839,499
Class C, 1 month U.S. LIBOR + 1.120% 1.279% 12/15/36 (a)(b)(c)	12,637,433	12,589,900
Class D, 1 month U.S. LIBOR + 1.250% 1.409% 12/15/36 (a)(b)(c)	19,738,934	19,517,208
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.035% 11/15/32 (a)(b)(c)	6,805,000	6,770,924
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.959% 12/15/36 (a)(b)(c)	50,616,672	50,632,368
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.159% 11/15/32 (a)(b)(c)	22,338,000	22,373,817
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.2463% 9/15/37 (a)(b)(c)	10,591,024	9,777,175
Class B, 1 month U.S. LIBOR + 1.320% 1.4836% 9/15/37 (a)(b)(c)	12,045,566	10,791,084
Class D, 1 month U.S. LIBOR + 2.620% 2.7836% 9/15/37 (a)(b)(c)	9,224,499	7,065,593
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.959% 11/15/35 (a)(b)(c)	9,692,200	9,655,762
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.459% 4/15/34 (a)(b)(c)	15,742,000	15,110,264
Class C, 1 month U.S. LIBOR + 1.600% 1.759% 4/15/34 (a)(b)(c)	10,407,000	9,832,763
Class D, 1 month U.S. LIBOR + 1.900% 2.059% 4/15/34 (a)(b)(c)	10,925,000	10,212,594
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.239% 10/15/36 (a)(b)(c)	13,317,699	13,317,695
Class C, 1 month U.S. LIBOR + 1.250% 1.409% 10/15/36 (a)(b)(c)	16,742,766	16,700,763
Class D, 1 month U.S. LIBOR + 1.450% 1.609% 10/15/36 (a)(b)(c)	23,715,358	23,707,942
Class E, 1 month U.S. LIBOR + 1.800% 1.959% 10/15/36 (a)(b)(c)	33,321,303	33,070,666
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.759% 12/15/36 (a)(b)(c)	16,034,324	15,712,767
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.159% 4/15/34 (a)(b)(c)	33,351,000	32,514,510
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.079% 10/15/36 (a)(b)(c)	68,824,091	68,952,414
CF Hippolyta Issuer LLC sequential payer Series 2020-1:
Class A1, 1.69% 7/15/60 (a)	66,169,948	67,401,708
Class A2, 1.99% 7/15/60 (a)	27,174,925	27,521,897
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1086% 11/15/36 (a)(b)(c)	12,876,000	12,746,887
Class B, 1 month U.S. LIBOR + 1.250% 1.4086% 11/15/36 (a)(b)(c)	6,900,000	6,796,219
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.279% 6/15/34 (a)(b)(c)	42,117,257	40,403,696
Class B, 1 month U.S. LIBOR + 1.500% 1.659% 6/15/34 (a)(b)(c)	7,428,943	7,065,682
Class C, 1 month U.S. LIBOR + 1.750% 1.909% 6/15/34 (a)(b)(c)	8,391,788	7,917,709
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0586% 8/10/56 (b)(h)	52,167,841	3,619,107
COMM Mortgage Trust:
sequential payer:
Series 2012=CR5 Class AM, 3.223% 12/10/45 (a)	2,000,000	2,077,033
Series 2014-CR18 Class A5, 3.828% 7/15/47	5,493,000	6,050,680
Series 2012-CR1 Class AM, 3.912% 5/15/45	3,250,000	3,357,315
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.139% 5/15/36 (a)(b)(c)	44,040,000	44,098,987
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	8,654,000	8,964,057
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	18,322,000	18,249,432
Class B, 4.5349% 4/15/36 (a)	5,603,000	5,468,751
Class C, 4.782% 4/15/36 (a)(b)	3,781,000	3,555,777
Class D, 4.782% 4/15/36 (a)(b)	7,560,000	6,376,525
Freddie Mac:
sequential payer:
Series 2020-K118 Class A2, 1.493% 9/25/30	46,400,000	47,673,958
Series 2020-K121 Class A2, 1.547% 10/25/30	6,600,000	6,809,755
Series 2020-K739 Class A2, 1.336% 9/25/27	39,056,000	40,185,382
Series 2020-K119 Class A2, 1.566% 9/25/30	21,600,000	22,373,358
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.2786% 8/15/37 (a)(b)(c)	19,400,000	19,426,390
Class B, 1 month U.S. LIBOR + 1.350% 1.5086% 8/15/37 (a)(b)(c)	4,000,000	4,018,071
Class C, 1 month U.S. LIBOR + 1.600% 1.7586% 8/15/37 (a)(b)(c)	2,100,000	2,109,431
GS Mortgage Securities Trust:
floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.609% 9/15/31 (a)(b)(c)	14,400,000	13,208,551
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	7,800,000	7,897,430
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	14,957,000	15,468,452
Series 2013-GC16 Class A/S, 4.649% 11/10/46	3,955,000	4,318,133
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	6,681,000	7,186,675
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	1,558,000	1,610,974
Series 2012-CBX Class A/S, 4.2707% 6/15/45	3,100,000	3,226,673
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.159% 9/15/29 (a)(b)(c)	14,308,000	14,218,712
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	3,450,000	3,567,558
Class DFX, 5.3503% 7/5/33 (a)	5,307,000	5,310,545
Class EFX, 5.5422% 7/5/33 (a)	7,262,000	7,092,116
Ladder Capital Commercial Mortgage Securities Trust sequential payer Series 2014-909 Class A, 3.388% 5/15/31 (a)	11,830,000	11,830,037
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.3086% 8/15/37 (a)(b)(c)	8,311,000	8,326,822
Morgan Stanley BAML Trust:
sequential payer:
Series 2016-C28 Class A3, 3.272% 1/15/49	32,487,864	35,254,371
Series 2017-C33 Class A4, 3.337% 5/15/50	36,600,000	41,144,410
Series 2012-C6 Class A/S, 3.476% 11/15/45	11,700,000	12,117,438
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	7,389,000	7,379,442
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.409% 8/15/33 (a)(b)(c)	744,734	713,794
Class C, 1 month U.S. LIBOR + 1.500% 1.659% 8/15/33 (a)(b)(c)	1,792,949	1,687,387
sequential payer:
Series 2014-CPT Class A, 3.35% 7/13/29 (a)	30,000,000	30,214,377
Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	42,970,000	44,631,706
Series 2011-C3 Class AJ, 5.2443% 7/15/49 (a)(b)	3,900,000	3,940,138
Series 2018-H4 Class A4, 4.31% 12/15/51	11,843,000	14,162,656
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)(b)	5,415,000	5,253,087
Class C, 3.1771% 11/10/36 (a)(b)	5,196,000	4,739,292
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	578,944	671,272
RETL floater Series 2019-RVP:
Class B, 1 month U.S. LIBOR + 1.550% 1.709% 3/15/36 (a)(b)(c)	22,343	21,895
Class C, 1 month U.S. LIBOR + 2.100% 2.259% 3/15/36 (a)(b)(c)	27,454,000	26,433,247
UBS Commercial Mortgage Trust Series 2012-C1 Class A/S, 4.171% 5/10/45	18,857,000	19,459,360
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	18,530,000	19,207,868
Series 2020-LAB:
Class B, 2.453% 10/10/42 (a)	1,400,000	1,456,015
Class X, 0.4294% 10/10/42 (a)(h)	40,100,000	1,507,600
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	16,246,000	17,713,244
Series 2016-LC24 Class A3, 2.684% 10/15/49	19,800,000	21,429,714
Series 2018-C46 Class XA, 0.9396% 8/15/51 (b)(h)	55,289,495	2,691,277
Series 2018-C48 Class A5, 4.302% 1/15/52	13,797,000	16,500,508
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	27,181,000	29,193,492
Series 2012-C8 Class A/S, 3.66% 8/15/45	11,619,000	12,039,863
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,423,871,802)		1,429,065,868

Municipal Securities - 1.0%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	2,420,000	4,019,475
7.5% 4/1/34	16,440,000	27,399,890
7.55% 4/1/39	28,540,000	50,110,532
Series 2010, 7.625% 3/1/40	1,640,000	2,846,269
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,205,000	1,213,950
Series 2010 C1, 7.781% 1/1/35	7,020,000	8,580,967
Series 2012 B, 5.432% 1/1/42	6,950,000	6,960,703
Series 2008 E, 6.05% 1/1/29	540,000	561,832
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	16,209,818	16,609,876
5.1% 6/1/33	20,175,000	21,712,537
Series 2010-1, 6.63% 2/1/35	45,930,000	52,619,705
Series 2010-3:
6.725% 4/1/35	39,580,000	45,703,818
7.35% 7/1/35	18,315,000	21,836,242
Series 2010-5, 6.2% 7/1/21	2,017,000	2,051,454
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,466,000	41,845,752
TOTAL MUNICIPAL SECURITIES
(Cost $289,025,623)		304,073,002

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic 5.625% 1/7/41	$19,502,000	$23,048,926
State of Qatar:
3.4% 4/16/25 (a)	11,185,000	12,324,472
3.75% 4/16/30 (a)	14,185,000	16,654,077
4.4% 4/16/50 (a)	13,195,000	17,153,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $60,035,111)		69,180,975

Bank Notes - 0.5%
Discover Bank:
3.2% 8/9/21	$33,031,000	$33,517,718
3.35% 2/6/23	5,980,000	6,309,695
4.682% 8/9/28 (b)	23,162,000	24,621,206
KeyBank NA 6.95% 2/1/28	850,000	1,111,072
RBS Citizens NA 2.55% 5/13/21	7,857,000	7,905,498
Regions Bank 6.45% 6/26/37	30,566,000	43,178,613
Synchrony Bank 3.65% 5/24/21	21,962,000	22,179,699
TOTAL BANK NOTES
(Cost $128,770,023)		138,823,501
	Shares	Value

Money Market Funds - 9.1%
Fidelity Cash Central Fund 0.11% (l)	2,799,244,914	$2,799,804,763
Fidelity Securities Lending Cash Central Fund 0.11% (l)(m)	906,434	906,525
TOTAL MONEY MARKET FUNDS
(Cost $2,800,707,065)		2,800,711,288
TOTAL INVESTMENT IN SECURITIES - 111.6%
(Cost $32,550,969,433)		34,184,152,770
NET OTHER ASSETS (LIABILITIES) - (11.6)%		(3,549,640,634)
NET ASSETS - 100%		$30,634,512,136

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 1/1/51	$(89,700,000)	$(94,965,121)
2.5% 1/1/51	(67,250,000)	(71,197,373)
2.5% 1/1/51	(40,850,000)	(43,247,772)
2.5% 1/1/51	(27,000,000)	(28,584,819)
2.5% 1/1/51	(15,900,000)	(16,833,282)
2.5% 1/1/51	(44,200,000)	(46,794,407)
2.5% 1/1/51	(67,500,000)	(71,462,048)
2.5% 1/1/51	(67,250,000)	(71,197,373)
2.5% 1/1/51	(13,800,000)	(14,610,019)
2.5% 1/1/51	(2,100,000)	(2,223,264)
3% 1/1/51	(21,200,000)	(22,166,603)
3% 1/1/51	(21,200,000)	(22,166,603)
3% 1/1/51	(42,500,000)	(44,437,766)
3% 1/1/51	(42,500,000)	(44,437,766)
3.5% 1/1/51	(13,100,000)	(13,882,121)
3.5% 1/1/51	(22,300,000)	(23,631,397)
3.5% 1/1/51	(32,150,000)	(34,069,480)
3.5% 1/1/51	(5,300,000)	(5,616,431)
3.5% 1/1/51	(5,100,000)	(5,404,490)

TOTAL GINNIE MAE		(676,928,135)

Uniform Mortgage Backed Securities
1.5% 1/1/36	(5,150,000)	(5,300,974)
1.5% 1/1/36	(9,150,000)	(9,418,235)
1.5% 1/1/36	(700,000)	(720,521)
1.5% 1/1/36	(25,000,000)	(25,732,883)
1.5% 1/1/36	(27,000,000)	(27,791,513)
1.5% 1/1/36	(21,650,000)	(22,284,676)
1.5% 1/1/36	(21,650,000)	(22,284,676)
2% 1/1/36	(57,700,000)	(60,345,401)
2% 1/1/36	(36,400,000)	(38,068,849)
2% 1/1/36	(68,300,000)	(71,431,384)
2% 1/1/36	(105,700,000)	(110,546,081)
2% 1/1/51	(81,900,000)	(85,137,229)
2% 1/1/51	(81,900,000)	(85,137,229)
2% 1/1/51	(81,900,000)	(85,137,229)
2.5% 1/1/36	(81,650,000)	(85,183,894)
2.5% 1/1/51	(36,800,000)	(38,805,298)
2.5% 1/1/51	(57,200,000)	(60,316,931)
2.5% 1/1/51	(108,600,000)	(114,517,809)
2.5% 1/1/51	(30,450,000)	(32,109,275)
2.5% 1/1/51	(57,200,000)	(60,316,931)
2.5% 1/1/51	(30,450,000)	(32,109,275)
2.5% 1/1/51	(47,700,000)	(50,299,259)
2.5% 1/1/51	(30,450,000)	(32,109,275)
3% 1/1/51	(29,200,000)	(30,592,679)
3% 1/1/51	(53,900,000)	(56,470,734)
3% 1/1/51	(53,600,000)	(56,156,425)
3% 1/1/51	(2,950,000)	(3,090,699)
3% 1/1/51	(26,050,000)	(27,292,442)
3% 1/1/51	(80,350,000)	(84,182,253)
3% 1/1/51	(2,950,000)	(3,090,699)
3% 1/1/51	(89,700,000)	(93,978,197)
3% 1/1/51	(17,800,000)	(18,648,962)
3% 1/1/51	(116,050,000)	(121,584,947)
3% 1/1/51	(21,200,000)	(22,211,123)
3% 1/1/51	(51,550,000)	(54,008,651)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,726,412,638)

TOTAL TBA SALE COMMITMENTS
(Proceeds $2,395,034,088)		$(2,403,340,773)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,037,867,188 or 16.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Level 3 security

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$533,460
Fidelity Securities Lending Cash Central Fund	113,258
Total	$646,718

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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